FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Dec. 31, 2025	Jan. 21, 2025
Subsidiary, Sale of Stock [Line Items]
Public share price per share	$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Equity, Fair Value Disclosure		$ 1,577,000
Public share price per share		$ 0.083